Restatement of prior periods following implementation of IFRS 15 - Consolidated balance sheet (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Non-current assets
Property, plant and equipment	£ 246,032,000	£ 245,401,000		£ 244,738,000
Investment properties	24,979,000	13,836,000		13,966,000
Intangible assets	768,857,000	799,640,000		717,544,000
Deferred tax assets	58,415,000	63,332,000	[1]	141,485,000	[1]
Trade receivables	9,889,000	4,724,000		15,399,000
Tax receivable		547,000
Derivative financial instruments	30,000	4,807,000		1,666,000
Total non-current assets	1,108,202,000	1,132,287,000	[1]	1,134,798,000	[1]
Current assets
Inventories	2,130,000	1,416,000		1,637,000
Prepayments	13,030,000	10,862,000		13,500,000
Contract assets - accrued revenue	39,532,000	38,018,000		28,755,000
Trade receivables	23,851,000	119,073,000		61,207,000
Other current receivables	1,188,000	107,000		270,000
Tax receivable	643,000	800,000
Derivative financial instruments	312,000	1,159,000		3,218,000
Cash and cash equivalents	307,637,000	242,022,000		290,267,000		£ 229,194,000
Total current assets	388,323,000	413,457,000		398,854,000
Total assets	1,496,525,000	1,545,744,000	[1]	1,533,652,000	[1]
Equity
Share capital	53,000	53,000		53,000
Share premium	68,822,000	68,822,000		68,822,000
Merger reserve	249,030,000	249,030,000		249,030,000
Hedging reserve	(35,544,000)	(27,558,000)	[1]	(31,271,000)	[1]	(32,877,000)
Retained earnings	132,841,000	136,757,000	[1]	193,453,000	[1]
Total equity	415,202,000	427,104,000	[1]	480,087,000	[1]	460,379,000
Non-current liabilities
Deferred tax labilities	31,865,000	29,134,000	[1]	21,536,000	[1]
Contract liabilities - deferred revenue	33,354,000	37,085,000		39,648,000
Trade and other payables	79,183,000	104,271,000		83,587,000
Borrowings	505,779,000	486,694,000		497,630,000
Derivative financial instruments	2,298,000			655,000
Total non-current liabilities	652,479,000	657,184,000	[1]	643,056,000	[1]
Current liabilities
Contract liabilities - deferred revenue	190,146,000	180,512,000	[1]	203,445,000	[1]
Trade and other payables	230,386,000	267,996,000		190,315,000
Tax liabilities	2,859,000	3,874,000		9,772,000
Borrowings	5,453,000	9,074,000		5,724,000
Derivative financial instruments				1,253,000
Total current liabilities	428,844,000	461,456,000	[1]	410,509,000	[1]
Total equity and liabilities	£ 1,496,525,000	1,545,744,000	[1]	1,533,652,000	[1]
As previously reported
Non-current assets
Property, plant and equipment		245,401,000		244,738,000
Investment properties		13,836,000		13,966,000
Intangible assets		799,640,000		717,544,000
Deferred tax assets		63,974,000		142,107,000
Trade receivables		4,724,000		15,399,000
Tax receivable		547,000
Derivative financial instruments		4,807,000		1,666,000
Total non-current assets		1,132,929,000		1,135,420,000
Current assets
Inventories		1,416,000		1,637,000
Prepayments		10,862,000		13,500,000
Contract assets - accrued revenue		38,018,000		28,755,000
Trade receivables		119,073,000		61,207,000
Other current receivables		107,000		270,000
Tax receivable		800,000
Derivative financial instruments		1,159,000		3,218,000
Cash and cash equivalents		242,022,000		290,267,000
Total current assets		413,457,000		398,854,000
Total assets		1,546,386,000		1,534,274,000
Equity
Share capital		53,000		53,000
Share premium		68,822,000		68,822,000
Merger reserve		249,030,000		249,030,000
Hedging reserve		(27,738,000)		(31,724,000)		(32,989,000)
Retained earnings		135,099,000		191,436,000
Total equity		425,266,000		477,617,000		458,282,000
Non-current liabilities
Deferred tax labilities		28,559,000		20,828,000
Contract liabilities - deferred revenue		37,085,000		39,648,000
Trade and other payables		104,271,000		83,587,000
Borrowings		486,694,000		497,630,000
Derivative financial instruments				655,000
Total non-current liabilities		656,609,000		642,348,000
Current liabilities
Contract liabilities - deferred revenue		183,567,000		207,245,000
Trade and other payables		267,996,000		190,315,000
Tax liabilities		3,874,000		9,772,000
Borrowings		9,074,000		5,724,000
Derivative financial instruments				1,253,000
Total current liabilities		464,511,000		414,309,000
Total equity and liabilities		1,546,386,000		1,534,274,000
Adjustment
Non-current assets
Deferred tax assets		(642,000)		(622,000)
Total non-current assets		(642,000)		(622,000)
Current assets
Total assets		(642,000)		(622,000)
Equity
Hedging reserve		180,000		453,000		112,000
Retained earnings		1,658,000		2,017,000
Total equity		1,838,000		2,470,000		£ 2,097,000	[1]
Non-current liabilities
Deferred tax labilities		575,000		708,000
Total non-current liabilities		575,000		708,000
Current liabilities
Contract liabilities - deferred revenue		(3,055,000)		(3,800,000)
Total current liabilities		(3,055,000)		(3,800,000)
Total equity and liabilities		£ (642,000)		£ (622,000)

[1]	Comparative amounts have been restated—see note 33 for further details.